Acquisitions (Summary of Preliminary Estimated Fair Values of Assets Acquired and Liabilities Assumed) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisitions [Line Items]
Goodwill	$ 511,963	$ 404,491	$ 285,696
Cardpoint Limited [Member]
Business Acquisitions [Line Items]
Cash and cash equivalents		4,782
Accounts and notes receivable		619
Inventory		863
Restricted cash		7,522
Prepaid expenses, deferred costs, and other current assets		6,665
Property and equipment		29,500
Deferred tax assets		28,434
Intangible assets		59,673
Goodwill		78,727
Total assets acquired		216,785
Accounts payable		6,052
Accrued liabilities		25,368
Deferred revenue		56
Asset retirement obligations		9,868
Deferred tax liabilities		13,613
Total liabilities assumed		54,957
Net assets acquired		$ 161,828